Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 2,874,380	$ 1,931,445
Other	84,673
Total gross deferred tax assets	2,959,053	1,931,445
Less: valuation allowance	(2,959,053)	(1,931,445)
Net deferred tax assets